Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net Income	$ 1,255,623	$ 1,326,977	$ 1,177,262
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	648,225	602,896	557,283
Change in deferred taxes, net	15,913	75,170	159,181
Investment gain	0	139,600
Stock Option Compensation Expense	13,593	26,476	29,071
Cash outflow from hedging	(4,073)	(13,947)	(58,113)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(41,280)	(43,344)	(252,794)
Inventories, net	(54,918)	(48,279)	(151,890)
Prepaid expenses, other current and non-current assets	67,875	88,413	(130,858)
Accounts payable, accrued expenses and other current and non-current liabilities	215,264	225,586	132,406
Income tax payable	(36,057)	(38,478)	41,042
Net cash provided by (used in) operating activities	2,034,805	2,039,063	1,446,482
Investing Activities:
Purchases of property, plant and equipment	(747,938)	(675,310)	(597,855)
Proceeds from sale of property, plant and equipment	19,847	9,667	27,325
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(495,725)	(1,878,908)	(1,785,329)
Proceeds from divestitures	18,276	263,306	9,990
Net cash (used in) provided by investing activities	(1,205,540)	(2,281,245)	(2,345,869)
Financing Activities:
Redemption of Trust Preferred Securities		0	653,760
Increase (decrease) of accounts receivable securitization program	189,250	(372,500)	24,500
Proceeds from exercise of stock options	111,300	121,126	94,893
Payment of dividends [N]	(296,134)	(271,733)	(280,649)
Proceeds From Repurchase Of Equity	(505,014)
Distributions to noncontrolling interests	216,758	195,023	129,542
Contributions from noncontrolling interests	66,467	37,704	27,824
Net cash (used in) provided by financing activities	(808,040)	468,340	793,159
Proceeds from conversion of preference shares into ordinary shares	34,784
Effect of exchange rate changes on cash and cash equivalents	(26,488)	4,590	40,650
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(5,263)	230,748	(65,578)
Cash and cash equivalents at beginning of period	688,040	457,292	522,870
Cash and cash equivalents at end of period	682,777	688,040	457,292
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	4,377	4,357	3,334
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	(8)	(3,724)	(12,372)
Accounts payable, accrued expenses and other current and non-current liabilities			13,775
Income tax payable	174	97	2,016
Net cash provided by (used in) operating activities	4,543	730	6,753
Financing Activities:
Long-term debt and capital lease obligations, net	(4,544)	(730)	(64,252)
Proceeds From Repurchase Of Equity			57,500
Net cash (used in) provided by financing activities	(4,544)	(730)	(6,752)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			1
Cash and cash equivalents at beginning of period	1	1
Cash and cash equivalents at end of period	0	1	1
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	1,109,890	1,186,809	1,071,154
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions		(36,453)	(872,048)
Depreciation and amortization	689	519	858
Change in deferred taxes, net	(34,548)	1,994	12,593
(Gain) loss on sale of fixed assets and investments	(43)	(40)	(10)
Loss (gain) on investments	0	1,247	31,502
Write-off of loans from related parties	91,593	7,527	44,807
Investment gain	(22,945)
Stock Option Compensation Expense	13,593	(26,476)	29,071
Cash outflow from hedging	(4,073)	(1,322)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	46,352	148,172	(133,691)
Accounts receivable from/payable to related parties	(334,000)	1,653,955	(1,183,881)
Accounts payable, accrued expenses and other current and non-current liabilities	11,469	(1,884)	(40,619)
Income tax payable	7,917	(137)	80,461
Net cash provided by (used in) operating activities	7,646	2,059,448	(959,803)
Investing Activities:
Purchases of property, plant and equipment	(320)	(485)	(221)
Proceeds from sale of property, plant and equipment	48	40
Disbursements of loans to related parties	911,133	(1,551,372)	1,571,874
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(103,308)	(1,618,662)	(148,331)
Proceeds from divestitures		44
Net cash (used in) provided by investing activities	807,553	(3,170,435)	1,423,322
Financing Activities:
Short-term borrowings, net	20	(24,338)	26,284
Long-term debt and capital lease obligations, net	(140,374)	1,308,572	(221,594)
Proceeds from exercise of stock options	102,419	100,178	81,883
Payment of dividends [N]	(296,134)	(271,733)	(280,649)
Proceeds From Repurchase Of Equity	(505,014)
Net cash (used in) provided by financing activities	(804,299)	1,112,679	(394,076)
Proceeds from conversion of preference shares into ordinary shares	(34,784)
Effect of exchange rate changes on cash and cash equivalents	(10,965)	(1,616)	(216,618)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(65)	76	(147,175)
Cash and cash equivalents at beginning of period	78	2	147,177
Cash and cash equivalents at end of period	13	78	2
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	(3,251)	31,534	14,915
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	52,029	47,832	49,207
Change in deferred taxes, net	3,149	4,113	2,724
(Gain) loss on sale of fixed assets and investments	437	(163)	(184)
Loss (gain) on investments	61		186
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	14,851	(23,848)	(13,401)
Inventories, net	(4,162)	(40,910)	(47,022)
Prepaid expenses, other current and non-current assets	(11,519)	(13,633)	(3,048)
Accounts receivable from/payable to related parties	644,752	(49,477)	(51,617)
Accounts payable, accrued expenses and other current and non-current liabilities	21,203	33,157	28,385
Net cash provided by (used in) operating activities	717,428	(11,395)	(19,855)
Investing Activities:
Purchases of property, plant and equipment	(76,096)	(78,272)	(54,545)
Proceeds from sale of property, plant and equipment	583	407	775
Disbursements of loans to related parties			200
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(24,503)	(2,021)	(4,554)
Proceeds from divestitures			418
Net cash (used in) provided by investing activities	(100,016)	(79,886)	(57,706)
Financing Activities:
Short-term borrowings, net	(613,593)	91,628	77,481
Net cash (used in) provided by financing activities	(613,593)	91,628	77,481
Effect of exchange rate changes on cash and cash equivalents	170	10	(1)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	3,989	357	(81)
Cash and cash equivalents at beginning of period	501	144	225
Cash and cash equivalents at end of period	4,490	501	144
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	795,615	857,705	600,613
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			(691,312)
Depreciation and amortization			5,768
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(123,972)	(38,496)	86,497
Accounts receivable from/payable to related parties	128,185	117,090	54,300
Accounts payable, accrued expenses and other current and non-current liabilities	6,246	1,024	79
Income tax payable	(19,049)	(41,356)	(59,093)
Net cash provided by (used in) operating activities	(37,828)	(25,213)	(3,148)
Investing Activities:
Disbursements of loans to related parties	141,347	289,879	(1,118,399)
Net cash (used in) provided by investing activities	140,347	289,879	(1,118,399)
Financing Activities:
Short-term borrowings, net			(298)
Long-term debt and capital lease obligations, net	1,629,443	(264,666)	433,455
Proceeds From Repurchase Of Equity			688,390
Net cash (used in) provided by financing activities	(102,519)	(264,666)	1,121,547
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	1,157,973	1,226,340	999,109
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions		13,941	30,959
Depreciation and amortization	629,071	583,375	514,843
Change in deferred taxes, net	46,888	71,744	150,598
(Gain) loss on sale of fixed assets and investments	(33,378)	(29,321)	(8,791)
Loss (gain) on investments	0
Write-off of loans from related parties	0
Investment gain	20,610	(139,600)
Cash outflow from hedging		15,269	58,113
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(54,149)	(19,496)	(239,393)
Inventories, net	(70,848)	(11,532)	(135,071)
Prepaid expenses, other current and non-current assets	151,907	11,299	(80,570)
Accounts receivable from/payable to related parties	(559,991)	(1,788,646)	1,239,464
Accounts payable, accrued expenses and other current and non-current liabilities	181,426	193,756	131,427
Income tax payable	(23,818)	24,316	(509)
Net cash provided by (used in) operating activities	1,404,471	93,025	2,482,035
Investing Activities:
Purchases of property, plant and equipment	(712,213)	(638,394)	(569,645)
Proceeds from sale of property, plant and equipment	19,216	9,220	26,550
Disbursements of loans to related parties	0
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(492,683)	(1,876,310)	(2,529,849)
Proceeds from divestitures	18,276	263,306	9,990
Net cash (used in) provided by investing activities	(1,167,404)	(2,242,178)	(3,062,954)
Financing Activities:
Short-term borrowings, net	597,859	(80,241)	(142,444)
Long-term debt and capital lease obligations, net	(2,713,226)	1,380,034	1,147,586
Redemption of Trust Preferred Securities	(1,834,786)	(1,581,588)	653,760
Increase (decrease) of accounts receivable securitization program	189,250	(372,500)	24,500
Proceeds from exercise of stock options	8,881	20,948	13,010
Payment of dividends [N]	(2,884)	(241)	22
Proceeds From Repurchase Of Equity			151,097
Distributions to noncontrolling interests	216,758	(195,023)	(129,542)
Contributions from noncontrolling interests	66,467	37,704	27,824
Net cash (used in) provided by financing activities	(235,625)	2,372,269	438,293
Effect of exchange rate changes on cash and cash equivalents	(15,693)	6,196	257,247
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(14,251)	229,312	114,621
Cash and cash equivalents at beginning of period	686,457	457,145	342,524
Cash and cash equivalents at end of period	672,206	686,457	457,145
Combining Adjustment [Member]
Operating Activities:
Net Income	(1,808,981)	(1,979,768)	(1,511,863)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions			1,563,360
Depreciation and amortization	(33,564)	(28,830)	(13,393)
Change in deferred taxes, net	424	(2,681)	(6,734)
Loss (gain) on investments	(61)	(1,247)	(31,688)
Write-off of loans from related parties		(7,527)	(44,807)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(1,982)
Inventories, net	20,092	4,163	30,203
Prepaid expenses, other current and non-current assets	5,107	(18,929)	(46)
Accounts receivable from/payable to related parties	106,351	55,007	(62,058)
Accounts payable, accrued expenses and other current and non-current liabilities	(5,080)	(467)	(641)
Income tax payable	(1,281)	(21,398)	18,167
Net cash provided by (used in) operating activities	(61,455)	(77,532)	(59,500)
Investing Activities:
Purchases of property, plant and equipment	40,691	41,841	26,556
Disbursements of loans to related parties	(1,052,480)	1,261,493	(453,675)
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	125,769	1,618,085	897,405
Proceeds from divestitures		(44)	(418)
Net cash (used in) provided by investing activities	(886,020)	2,921,375	469,868
Financing Activities:
Long-term debt and capital lease obligations, net	1,052,480	(1,261,493)	453,675
Redemption of Trust Preferred Securities	102,824	1,581,588
Payment of dividends [N]	2,884	241	(22)
Proceeds From Repurchase Of Equity			(896,987)
Net cash (used in) provided by financing activities	952,540	(2,842,840)	(443,334)
Effect of exchange rate changes on cash and cash equivalents			22
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	5,065	1,003	(32,944)
Cash and cash equivalents at beginning of period	1,003		32,944
Cash and cash equivalents at end of period	$ 6,068	$ 1,003